Stock-Based Compensation - Summary of Stock Option Activities (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Sep. 30, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Option, Exercised	(1,800)
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Option, Outstanding
Number of Option, Granted	1,706,098
Number of Option, Exercised	(600)
Number of Option, Cancelled/Forfeited
Number of Option, Expired
Number of Option, Outstanding	1,705,498
Number of Option, Vested and exercisable	1,705,498
Weighted Average Exercise Price Per Share, Outstanding | $ / shares
Weighted Average Exercise Price Per Share, Granted | $ / shares	23.00
Weighted Average Exercise Price Per Share, Exercised | $ / shares	23.00
Weighted Average Exercise Price Per Share, Cancelled/Forfeited | $ / shares
Weighted Average Exercise Price Per Share, Expired | $ / shares
Weighted Average Exercise Price Per Share, Outstanding | $ / shares	23.00
Weighted Average Exercise Price Per Share, Vested and exercisable | $ / shares	$ 23.00
Weighted Average Remaining Contract Term, Outstanding	9 years 8 months 12 days
Weighted Average Remaining Contract Term, Vested and exercisable	9 years 8 months 12 days
Weighted Aggregate Intrinsic Value, Outstanding | $	$ 20,142
Weighted Aggregate Intrinsic Value, Vested and exercisable | $	$ 20,142
Service Based Stock Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Option, Outstanding
Number of Option, Granted	3,384,147
Number of Option, Exercised	(1,200)
Number of Option, Cancelled/Forfeited
Number of Option, Expired
Number of Option, Outstanding	3,382,947
Number of Option, Vested and exercisable	979,583
Weighted Average Exercise Price Per Share, Outstanding | $ / shares
Weighted Average Exercise Price Per Share, Granted | $ / shares	23.00
Weighted Average Exercise Price Per Share, Exercised | $ / shares	23.00
Weighted Average Exercise Price Per Share, Cancelled/Forfeited | $ / shares
Weighted Average Exercise Price Per Share, Expired | $ / shares
Weighted Average Exercise Price Per Share, Outstanding | $ / shares	23.00
Weighted Average Exercise Price Per Share, Vested and exercisable | $ / shares	$ 23.00
Weighted Average Remaining Contract Term, Outstanding	9 years 8 months 12 days
Weighted Average Remaining Contract Term, Vested and exercisable	9 years 8 months 12 days
Weighted Aggregate Intrinsic Value, Outstanding | $	$ 39,953
Weighted Aggregate Intrinsic Value, Vested and exercisable | $	$ 11,569